U.S. SECURITIES AND EXCHANGE COMMISSION
                                     Washington, D.C.  20549

                                           FORM 24F-2
                                 ANNUAL NOTICE OF SECURITIES SOLD
                                     PURSUANT TO RULE 24F-2


 1.      Name and address of issuer:

         Capstone Growth Fund, Inc.
         5847 San Felipe, Suite 4100
         Houston, Texas  77057


 2.     Name of each series or class of funds for which this notice is filed:

        N/A


 3.     Investment Company Act File Number:  811-1436

        Securities Act File Number:  2-83397


 4.     Last day of fiscal year for which this notice is filed:  10-31-95


 5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f- 2 declaration:

                                                                      [  ]


 6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

        N/A


 7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

        $24,425,014


 8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2.

        $14,029,375


 9. Number and aggregate sale price of securities sold during the fiscal year:

        $11,548,018

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

        $11,548,018


11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

        N/A


12.     Calculation of registration fee:

        (i)     Aggregate sale price of securities sold during
                the fiscal year in reliance on rule 24f-2
                (from Item 10):                                     $ 14,838,614

        (ii)    Aggregate price of shares issued in connection
                with dividend reinvestment plans (from Item 11,
                if applicable):                                     +          0

        (iii)   Aggregate price of shares redeemed or
                repurchased during the fiscal year (if
                applicable):                                        - 14,531,495

        (iv)    Aggregate price of shares redeemed or repurchased
                and previously applied as a reduction to filing
                fees pursuant to rule 24e-2 (if applicable):        +          0

        (v)     Net aggregate price of securities sold and issued
                during the fiscal year in reliance on rule 24f-2
                [line (i), plus line (ii), less line (iii), plus
                line (iv)] if applicable):                               307,119

        (vi)    Multiplier prescribed by Section 6(b) of the
                Securities Act of 1933 or other applicable law or
                regulation (see Instruction C.6):                   x     1/2900

        (vii)   Fee due [line (i) or line (v) multiplied by line
                (vi)]:                                                    105.90


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                                    [X]

        Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

        December 22, 1995

                                            SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title) /s/EDWARD L. JAROSKI
                         Executive Vice President

Date     December 28, 1995